Fees Summary	Dec. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 430,140,000.00
Previously Paid Amount	0.00
Total Fee Amount	59,402.33
Total Offset Amount	0.00
Net Fee	$ 59,402.33